OTHER FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Categories of financial assets [abstract]
Other financial assets

As at December 31, 2018	Financial assets at amortized cost	FVOCI - equity instruments	Mandatorily at FVTPL - others	FV - Hedging Instruments	Other financial liabilities at amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$98.5	$—	$—	$98.5
Trade and other receivables	10.3	—	—	—	—	10.3
Receivables from provisional copper sales	—	—	14.0	—	—	14.0
Investments in equity securities (i)	—	9.1	—	—	—	9.1
Warrants	—	—	0.5	—	—	0.5
Derivative assets - Hedging instruments	—	—	—	1.6	—	1.6
Derivative assets - Non-hedge	—	—	2.0	—	—	2.0
Other financial assets	13.1	—	—	—	—	13.1
Total financial assets	$23.4	$9.1	$115.0	$1.6	$—	$149.1

Financial liabilities
Total debt	$—	$—	$—	$—	$1,758.7	$1,758.7
Trade and other payables	—	—	—	—	294.8	294.8
Derivative liabilities - Hedging instruments	—	—	—	5.9	—	5.9
Derivative liabilities - Non-hedge	—	—	0.6	—	—	0.6
Other financial liabilities	—	—	—	—	129.9	129.9
Total financial liabilities	$—	$—	$0.6	$5.9	$2,183.4	$2,189.9

(i)
Investments in publicly quoted equity securities that are neither subsidiaries nor associates are categorized as FVOCI pursuant to the irrevocable election available in IFRS 9 for these instruments. The Company’s portfolio of equity securities is primarily focused on the mining sector. These are strategic investments and the Company considers this classification to be more relevant.

As at December 31, 2017	Loans and receivables	Available-for-sale	Fair value through profit or loss	Derivative instruments in designated hedge accounting relationships	Other financial liabilities at amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$148.9	$—	$—	$148.9
Trade and other receivables	8.1	—	—	—	—	8.1
Receivables from provisional copper sales	—	—	30.5	—	—	30.5
Investments in equity securities	—	4.6	—	—	—	4.6
Warrants	—	—	2.6	—	—	2.6
Derivative assets - Hedging instruments	—	—	—	6.8	—	6.8
Derivative assets - Non-hedge	—	—	2.5	—	—	2.5
Other financial assets	22.8	—	—	—	—	22.8
Total financial assets	$30.9	$4.6	$184.5	$6.8	$—	$226.8

Financial liabilities
Total debt	$—	$—	$—	$—	$1,857.7	$1,857.7
Trade and other payables	—	—	—	—	345.4	345.4
Derivative liabilities - Hedging instruments	—	—	—	5.7	—	5.7
Derivative liabilities - Non-hedge	—	—	8.5	—	—	8.5
Other financial liabilities	—	—	—	—	164.6	164.6
Total financial liabilities	$—	$—	$8.5	$5.7	$2,367.7	$2,381.9

As at December 31,	2018	2017
Derivative assets (Note 16)	$3.6	$9.3
Royalty and other receivables	12.9	21.0
Investments in financial securities (i)	9.6	7.2
Other	0.2	1.8
	$26.3	$39.3
Current	$7.4	$13.2
Non-current	18.9	26.1
	$26.3	$39.3

(i)
Investments in financial securities include equity securities and warrants with a cost of $25.3 million (December 31, 2017: $16.4 million) and a fair value of $9.6 million (December 31, 2017: $7.2 million).